Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2023

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment	Acquistion Date (2)	Principal Amount / Shares	Cost	Fair Value (3)	% of Net Assets
Investments at Fair Value (4) (5)
Asset Backed Securities
Structured Finance
France
FCT Alma 2022	Mezzanine Notes, 12.00% (due 08/04/2025) (6) (7) (8)	10/1/2023	2,000,000	2,114,500	2,156,942	3.89%
Ireland
Cork Harmony Consumer Loans DAC	Mezzanine Loan, Delayed Draw, 14.14% (1M EURIBOR + 10.50%, due 07/15/2027) (7) (8) (9) (10)	10/1/2023	5,650,000	6,077,108	6,095,234	10.99%
Total Asset Backed Securities				8,191,608	8,252,176	14.88%

CFO Debt
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Class B Loan, Delayed Draw, 11.50% (due 07/12/2038) (6) (8) (10)	10/1/2023	225,088	224,441	228,431	0.41%
Glendower Capital Secondaries CFO, LLC	Class C Loan, Delayed Draw, 14.50% (due 07/12/2038) (6) (8) (10)	10/1/2023	103,068	102,698	104,779	0.19%
Total CFO Debt				327,139	333,210	0.60%

CFO Equity (11)
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Subordinated Loan, Delayed Draw (effective yield 44.85%, due 07/12/2038) (8) (10)	10/1/2023	234,956	244,939	288,741	0.52%
Total CFO Equity				244,939	288,741	0.52%

CLO Debt
Structured Finance
United States
KKR CLO 16 Ltd.	Secured Note - Class D-R2, 12.70% (3M SOFR + 7.37%, due 10/20/2034) (9)	10/1/2023	1,200,000	1,108,942	1,201,080	2.16%
Total CLO Debt				1,108,942	1,201,080	2.16%

CLO Equity (11)
Structured Finance
United States
Ares LXV CLO Ltd.	Subordinated Note (effective yield 20.59%, maturity 07/25/2034) (8)	4/16/2024	1,075,000	734,681	777,818	1.40%
Ares LXIX CLO Ltd.	Income Note (effective yield 23.16%, maturity 04/15/2037) (8) (13)	1/31/2024	2,625,000	1,891,995	2,314,700	4.17%
Carlyle US CLO 2021-10, Ltd.	Subordinated Note (effective yield 17.11%, maturity 10/20/2034) (8)	10/1/2023	3,375,000	2,168,359	1,855,321	3.34%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 18.61%, maturity 04/20/2035) (8)	10/1/2023	2,225,000	1,574,092	1,480,824	2.67%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 17.73%, maturity 04/18/2035) (8)	2/15/2024	600,000	425,669	423,720	0.76%
Dryden 90 CLO, Ltd.	Subordinated Note (effective yield 19.05%, maturity 02/20/2035) (8)	4/9/2024	1,500,000	871,231	717,392	1.29%
Generate CLO 3 Ltd.	Subordinated Note (effective yield 16.18%, maturity 10/20/2036) (8)	4/23/2024	1,824,000	1,048,800	1,010,486	1.82%
KKR CLO 37 Ltd.	Subordinated Note (effective yield 22.59%, maturity 01/20/2035) (8)	4/16/2024	1,525,000	1,099,906	1,021,261	1.84%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Subordinated Note (effective yield 16.38%, maturity 07/20/2036) (8)	2/21/2024	2,100,000	1,303,604	1,472,514	2.65%
Octagon Investment Partners 49, Ltd.	Subordinated Note (effective yield 19.07%, maturity 04/15/2037) (8)	3/25/2024	1,300,000	728,000	667,894	1.20%
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 20.52%, maturity 07/20/2035) (8)	10/1/2023	2,250,000	1,460,544	1,226,453	2.21%
Total				13,306,881	12,968,383	23.35%
European Union - Various
OCP Euro CLO 2022-6 DAC	Subordinated Note (effective yield 16.36%, maturity 01/20/2033) (8)	4/23/2024	625,000	575,260	566,147	1.02%
Total CLO Equity				13,882,141	13,534,530	24.37%

Common Stock
Financial Services
United States
Delta Financial Holdings LLC	Common Units (8) (12) (15)	10/1/2023	0	115	115	0.00%
Delta Leasing SPV III, LLC	Common Equity (8) (12) (15)	10/1/2023	4	2	2	0.00%
Total Common Stock				117	117	0.00%

Corporate Bonds
Financial Services
Singapore
FinAccel Pte Ltd	C Notes, 15.00% (1M SOFR + 11.25%, due 06/30/2026) (8) (9)	10/1/2023	1,491,335	1,536,835	1,513,556	2.73%
FinAccel Pte Ltd	Convertible Notes, 9.00% (due 03/11/2025) (6) (8)	10/1/2023	799,678	782,556	773,289	1.39%
Total				2,319,391	2,286,845	4.12%
United States
Delta Leasing SPV III, LLC	Notes, Delayed Draw, 13.00% (due 07/18/2030) (6) (8) (10) (15)	10/1/2023	954,848	955,131	954,848	1.72%
Total Corporate Bonds				3,274,522	3,241,693	5.84%

Limited Partnership Interest
Financial Services
United States
ASPF Oceanus Co-Invest (Cayman), L.P.	Limited Partnership Interest (8)	1/30/2024	158,684	158,684	158,684	0.29%
Total Limited Partnership Interest				158,684	158,684	0.29%

Loan Accumulation Facilities (14)
Structured Finance
United States
Steamboat XLVIII Ltd.	Loan Accumulation Facility (8)	4/8/2024	665,500	665,500	669,629	1.21%
Total Loan Accumulation Facilities				665,500	669,629	1.21%

Preferred Stock
Financial Services
United States
Arbor Realty Trust Inc	Preferred Shares (8) (12)	4/10/2024	51,401	981,097	1,003,862	1.81%
Granite Point Mortgage Trust Inc	Preferred Shares (8) (12)	4/9/2024	11,742	200,902	187,989	0.34%
Delta Financial Holdings LLC	Preferred Units (8) (12) (15)	10/1/2023	51	50,600	50,596	0.09%
Total Preferred Stock				1,232,599	1,242,447	2.24%
1

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2023

(expressed in U.S. dollars)

(Unaudited)

Issuer (1)	Investment	Acquistion Date (2)	Principal Amount / Shares	Cost	Fair Value (3)	% of Net Assets
Regulatory Capital Relief Securities
Banking
Europe - Various
Banco Santander S.A.	Ducati 2024-1 Credit Linked Notes, 12.83% (3M EURIBOR + 9.00%, due 06/20/2030) (7) (8) (9)	3/8/2024	600,000	656,190	642,570	1.16%
France
BNP Paribas	Marianne Credit Linked Note, 13.41% (3M EURIBOR + 9.50%, due 10/12/2032) (7) (8) (9)	10/1/2023	1,872,703	1,979,915	2,005,639	3.61%
FCT Noria 2023	Class G Notes, 16.13% (1M EURIBOR + 12.50%, due 10/24/2040) (7) (8) (9)	10/1/2023	2,100,000	2,226,403	2,278,287	4.11%
Total				4,206,318	4,283,926	7.72%
Jersey
Pomona Finance Limited	Series 17 Credit Linked Note, 18.92% (ESTR + 15.00%, due 09/29/2033) (7) (8) (9)	10/1/2023	2,000,000	2,114,500	2,142,101	3.86%
Spain
Autonoria Spain 2023 FT	Class G Notes, 14.13% (1M EURIBOR + 10.50%, due 09/30/2041) (7) (8) (9)	10/1/2023	937,407	991,074	1,017,369	1.83%
United States
BNP Paribas	Broadway Credit Linked Notes, 13.35% (CD SOFR + 8.00%, due 04/12/2031) (8) (9)	3/15/2024	1,800,000	1,800,000	1,800,180	3.24%
Granville USD Ltd	Class E2 Notes, 15.10% (CD SOFR + 9.75%, due 07/31/2031) (8) (9)	10/1/2023	1,700,000	1,701,834	1,719,603	3.10%
LOFT 2022-1	Class C Notes, 24.35% (CD SOFR + 19.00%, due 02/28/2032) (8) (9)	10/1/2023	2,215,000	2,248,942	2,265,200	4.08%
Manitoulin USD Ltd.	Class E Notes, 15.60% (CD SOFR + 10.25%, due 11/01/2028) (8) (9)	10/16/2023	2,250,000	2,250,000	2,264,400	4.08%
Standard Chartered 1	Class B Notes, 16.10% (CD SOFR + 10.75%, due 04/19/2033) (8) (9)	4/5/2024	780,000	780,000	780,000	1.41%
Standard Chartered 9	Class A Notes, 10.60% (CD SOFR + 5.25%, due 11/28/2029) (8) (9)	10/1/2023	1,380,000	1,380,000	1,391,420	2.51%
Standard Chartered 9	Class B Notes, 14.95% (CD SOFR + 9.60%, due 11/28/2029) (8) (9)	10/1/2023	870,000	870,000	870,644	1.57%
TRAFIN 2023-1	Notes, 15.35% (CD SOFR + 10.00%, due 06/01/2029) (8) (9)	11/27/2023	1,125,000	1,125,000	1,142,878	2.06%
Total				12,155,776	12,234,325	22.05%
Total Regulatory Capital Relief Securities				20,123,858	20,320,291	36.62%

Term Loans
Manufacturing
United States
Footprint International Holdco Inc	Delayed Draw Term Loan, 15.75% (Prime + 7.25%, due 02/28/2027) (8) (9)	10/1/2023	995,123	1,007,792	1,031,999	1.86%
Footprint International Holdco Inc	Delayed Draw Term Loan C, 15.75% (Prime + 7.25%, due 02/18/2028) (8) (9)	10/1/2023	1,093,933	1,094,818	1,114,262	2.01%
Ready Term Holdings, LLC	Delayed Draw Term Loan, 10.80% (3M SOFR + 5.50%, due 04/12/2029) (8) (9)	4/10/2024	1,464,208	1,409,794	1,430,528	2.58%
Total Term Loans				3,512,404	3,576,789	6.45%

Warrants
Manufacturing
United States
Footprint International Holdco Inc	Warrants (expiration 02/18/2032) (8) (12)	10/1/2023	4,009	3,789	1,243	0.00%
Financial Services
Singapore
FinAccel Pte Ltd	C Note PIK Warrants (expiration 06/30/2030) (8) (12)	10/1/2023	1,419	56,466	60,684	0.11%
FinAccel Pte Ltd	C Note Warrants (expiration 03/12/2029) (8) (12)	10/1/2023	1,874	35,437	44,489	0.08%
FinAccel Pte Ltd	Convertible Note Warrants (expiration 03/11/2025) (8) (12)	10/1/2023	2,124	28,844	33,283	0.06%
Total				120,747	138,456	0.25%
Total Warrants				124,536	139,699	0.25%

Total investments at fair value as of June 30, 2024				$52,846,989	$52,959,086	95.43%

Net assets above (below) fair value of investments					2,527,728

Net assets as of June 30, 2024					$55,486,814

(1)	Unless otherwise noted, the Trust is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Trust would be presumed to "control" an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial date of purchase or the date the investment was acquired by the Trust.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Trust’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	All securities are exempt from registration under the Securities Act of 1933, as amended, and are deemed to be “restricted securities”.
(6)	Fixed rate investment.
(7)	Investment principal amount is denominated in EUR.
(8)	Classified as Level III investment. See Note 3 "Investments" for further discussion.
(9)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(10)	This investment has an unfunded commitment as of March 31, 2024. See Note 7 "Commitments and Contingencies" for further discussion.
(11)	CLO Equity and CFO Equity are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(12)	The following investment is not an income producing security.
(13)	Fair value includes the Company's interest in fee rebates on CLO subordinated and income notes.
(14)	Loan accumulation facilities are financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(15)	The following is an affiliated investment as defined under the 1940 act, which represents investments in which the Trust owns 5% or more of the outstanding voting securities under common ownership or control. Please see below for further detail:

Issuer	Investment Description	Interest Income	Net unrealized appreciation (depreciation) on Investments, foreign currency and cash equivalents	Fair Value	Funded Commitment	Unfunded Commitment
Delta Leasing SPV III, LLC	Notes, Delayed Draw, 13.00% (due 07/18/2030)	$31,701	$9,546	$954,848	$955,131	$1,272,061
Delta Financial Holdings LLC	Preferred Units	$-	(1)	50,596	50,600	N/A
Delta Financial Holdings LLC	Common Units	$-	-	115	115	N/A
Delta Leasing SPV III, LLC	Common Equity	$-	-	2	2	N/A
	Total	$31,701	$9,545	$1,005,561	$1,005,848	$1,272,061

Reference Key:

CD	Compounded Daily
EUR	Euro
EURIBOR	Euro London Interbank Offered Rate
ESTR	Euro Short Term Rate
PRIME	Prime Lending Rate
SOFR	Secured Overnight Financing Rate

2

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of June 30, 2023

(expressed in U.S. dollars)

(Unaudited)

Forward Currency Contracts, at Fair Value

Currency Purchased		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value
Unrealized appreciation on forward currency contracts
USD	14,824,815	EUR	13,798,779	Barclays Bank PLC	4/26/2024	7/31/2024	$26,181

Unrealized depreciation on forward currency contracts
USD	2,067,411	EUR	1,934,641	Barclays Bank PLC	6/26/2024	7/31/2024	$(7,413)

3